SEGMENT INFORMATION - Reconciliation of Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Deferred tax liabilities	$ 4,239	$ 4,079
Total liabilities	144,743	124,495
Segment operating profit
Disclosure Of Operating Segments [Line Items]
Total liabilities	137,194	117,303
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Corporate liabilities	3,310	3,113
Deferred tax liabilities	$ 4,239	$ 4,079